Note 16 - Share-based Payments	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
16.	Share-based payments:

At
March 31, 2018,
the Corporation has the following share-based payment arrangement:

(a)	Corporation stock option plan:

The Corporation has in place a stock option plan for directors, officers, employees and consultants of the Corporation. The plan provides for the granting of options to purchase Class A shares (Common Shares). The exercise price of the stock options granted under this plan is not
lower than the closing price of the shares listed on the TSXV at the close of markets the day preceding the grant. Under this plan, the maximum number of Class A shares (Common Shares) that may
be issued upon exercise of options granted under the plan is
2,940,511,
representing
20%
of the number of Class A shares (Common Shares) issued and outstanding as at
February
29,
2016.
The terms and conditions for acquiring and exercising options are set by the Corporation’s Board of Directors, subject among others, to the following limitations: the term of the options cannot exceed ten
years and every stock option granted under the stock option plan will be subject to conditions no
less restrictive than a minimum vesting period of
18
months and a gradual and equal acquisition of vesting rights not
shorter than on a quarterly basis. The total number of shares issued to any one
consultant cannot exceed
2%
of the Corporation’s total issued and outstanding shares. The Corporation is not
authorized to grant such number of options under the stock option plan that could result in a number of Class A shares (Common Shares) issuable pursuant to options granted to (a) related persons exceeding
10%
of the Corporation’s issued and outstanding Class A shares (Common Shares) (on a non-diluted basis) on the date an option is granted, or (b) any one
eligible person in a
twelve
month period exceeding
5%
of the Corporation’s issued and outstanding Class A shares (Common Shares) (on a non-diluted basis) on the date an option is granted.

The following tables summarize information about activities within the stock option plan:

	March 31, 2018		Thirteen-month period ended March 31, 2017
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	$		$
Outstanding at beginning of period	2.58	1,424,788	13.52	454,151
Granted	1.75	1,121,500	1.69	1,300,400
Forfeited	1.89	(199,800)	13.27	(190,138)
Expired	18.06	(62,100)	15.38	(139,625)
Outstanding at end of period	1.81	2,284,388	2.58	1,424,788

Exercisable at end of period	1.92	591,113	6.44	238,482

	Month ended March 31, 2017		Twelve-month period ended February 28, 2017
	(Unaudited)		(Unaudited)
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	$		$
Outstanding at beginning of period	2.59	1,427,288	13.52	454,151
Granted	—	—	1.69	1,300,400
Forfeited	11.50	(2,500)	13.29	(187,638)
Expired	—	—	15.38	(139,625)
Outstanding at end of period	2.58	1,424,788	2.59	1,427,288

Exercisable at end of period	6.44	238,482	6.49	240,982

	February 29, 2016
	Weighted average exercise price	Number of options
	$
Outstanding at beginning of period	15.33	429,625
Granted	4.65	109,188
Exercised	2.50	(250)
Forfeited	9.40	(66,912)
Expired	18.57	(17,500)
Outstanding at end of period	13.52	454,151

Exercisable at end of period	15.28	375,563

The weighted average of the fair value of the options granted to employees and directors of the Company during the period ended
March 31, 2018
is
$1.22
(
thirteen
-month period ended
March 31, 2017
is
$1.40
and during the
twelve
-month period ended
February 28, 2017
is
$1.40
(unaudited) (
2016
-
$2.14
)). There were
no
options granted during the month ended
March 31, 2017
and
no
options granted to consultants during the
thirteen
-month period ended
March
31,

2017
and years ended
February
29,
2016.

No
options were exercised during the period ended
March 31, 2018 (
nil
for the
thirteen
-month period ended
March 31, 2017).
The weighted average share price at the date of exercise for share options exercised during the year ended
February
29,
2016
was
$4.20.
Stock-based compensation recognized under this plan for the period ended
March 31, 2018
was
$929
(
thirteen
-month and
one
-month periods ended
March 31, 2017
amounted to
$674
and
$86
(unaudited), respectively and amounted to
$588
(unaudited) for the
twelve
-month period ended
February 28, 2017
and
$234
for
2016
).

The fair value of options granted was estimated using the Black-Scholes option pricing model, resulting in the following weighted average assumptions for options granted during the periods ended:

		Thirteen-month period ended	Twelve-month Period ended
	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)	February 29, 2016

Exercise price	$1.75	$1.69	$1.69	$4.65
Share price	$1.75	$1.69	$1.69	$4.65
Dividend	—	—	—	—
Risk-free interest	1.21%	0.87%	0.87%	0.66%
Estimated life (in years)	5.89	4.94	4.94	4.20
Expected volatility	82.4%	123.5%	123.5%	65.63%

The expected life of the stock options is based on historical data and current expectation and is not
necessarily indicative of exercise patterns that
may
occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may
also
not
necessarily be the actual outcome.

The following tables summarize the status of the outstanding and exercisable options of the Corporation:

			March 31, 2018
			Options outstanding		Exercisable options
Exercise price			Weighted remaining contractual life outstanding	Number of options outstanding	Weighted average exercise price $	Number of options exercisable

$1.56	-	$1.58	5.11	525,000	1.56	306,250
$1.59	-	$1.71	8.90	415,000	1.65	141,667
$1.72	-	$1.88	9.20	992,500	-	-
$1.89	-	$2.25	5.16	286,700	1.99	95,568
$2.26	-	$6.50	3.67	65,188	4.87	47,628
			7.54	2,284,388	1.92	591,113

Share-based payment transactions and broker warrants:

The fair value of share-based payment transaction is measured using the Black-Scholes valuation model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility), weighted average expected life of the instruments (based on historical experience and general option holder behaviour unless no
entity-specific information exists in which case the average of the vesting and contractual periods is used), expected dividends, and the risk-free interest rate (based on government bonds). Service and non-market performance conditions attached to the transactions, if any, are not
taken into account in determining fair value.

b)	Corporation equity incentive plan:

The Corporation established an equity incentive plan for employees, directors and consultants. The plan provides for the issuance of restricted share units (“RSU”), performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may
be determined by the Board of Directors. There are
no
such awards outstanding as of
March 31, 2018,
March 31, 2017,
and
February
28,
2017
and
no
stock-based compensation was recognized for the period ended
March 31, 2018 (
nil
for the
one
-month and
thirteen
-month periods ended
March 31,
2017
and
$64
for the
twelve
-month period ended
February
29,
2016
).